Risk Management - Foreign currency risk exposure of financial instruments in foreign currency (Details) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)
Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		₩ 85,077,102					₩ 73,645,822
Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		18,866,286					14,629,293
Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,244,407					1,572,891
Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		48,800,517					49,125,031
Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		13,086,590					6,763,137
Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,079,302					1,555,470
Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		82,168,074					80,516,300
Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		89,421					167,251
Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		55,430,046					50,986,169
Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		14,497,663					16,921,778
Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,773,701					7,431,448
Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,377,243					5,009,654
Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		17,632,707					16,749,532
USD | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	$ 40,722					$ 35,137
USD | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	10,382					8,258
USD | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	1,713					887
USD | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	22,828					21,637
USD | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	5,189					3,588
USD | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | $	610					767
USD | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	38,416					38,693
USD | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	62					112
USD | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	22,954					23,607
USD | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	7,846					8,302
USD | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	4,406					4,549
USD | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | $	3,148					2,123
USD | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | $	$ 10,487					$ 9,109
USD | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		58,433,103					51,620,552
USD | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		14,897,814					12,139,283
USD | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,458,578					1,304,438
USD | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		32,755,775					31,775,374
USD | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		7,445,013					5,274,144
USD | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		875,923					1,127,313
USD | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		55,123,656					56,878,737
USD | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		88,508					164,400
USD | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		32,937,144					34,702,743
USD | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		11,258,513					12,203,906
USD | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,322,500					6,687,333
USD | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,516,991					3,120,355
USD | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		15,046,017					13,390,339
JPY | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			¥ 265,068					¥ 187,272
JPY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			163,681					80,851
JPY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			1,587					1,836
JPY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			99,204					104,585
JPY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			596					0
JPY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			269,254					327,713
JPY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			0					36
JPY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			215,351					250,528
JPY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			41,724					56,465
JPY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			0					0
JPY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥			12,179					20,684
JPY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥			¥ 19,765					¥ 23,905
JPY | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,979,325					1,753,766
JPY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,501,990					757,154
JPY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		14,562					17,190
JPY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		915,492					979,422
JPY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		547,281					0
JPY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		0					0
JPY | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,470,757					3,068,966
JPY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1					334
JPY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		1,976,126					2,346,146
JPY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		382,874					528,785
JPY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
JPY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		111,756					193,701
JPY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		181,369					223,864
CNY | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				¥ 28,472					¥ 32,093
CNY | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				1,440					1,331
CNY | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				11					16
CNY | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				18,707					26,856
CNY | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				8,043					2,910
CNY | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | ¥				271					980
CNY | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				24,605					31,531
CNY | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				0					0
CNY | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				21,625					27,301
CNY | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				957					110
CNY | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				600					0
CNY | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | ¥				1,423					4,120
CNY | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | ¥				¥ 1,163					¥ 1,702
CNY | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		4,879,685					6,459,301
CNY | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		294,862					267,802
CNY | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,350					3,318
CNY | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,830,414					5,405,371
CNY | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		696,669					585,622
CNY | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		55,390					197,188
CNY | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		5,038,178					6,346,325
CNY | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					0
CNY | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		4,428,000					5,494,893
CNY | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		195,936					22,235
CNY | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		122,856					0
CNY | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		291,386					829,197
CNY | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		238,158					342,576
EUR | Foreign currency | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					€ 4,569					€ 2,656
EUR | Foreign currency | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					396					223
EUR | Foreign currency | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					279					149
EUR | Foreign currency | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					2,122					2,211
EUR | Foreign currency | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					1,765					37
EUR | Foreign currency | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies | €					7					36
EUR | Foreign currency | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					6,397					3,009
EUR | Foreign currency | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					0					1
EUR | Foreign currency | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					5,781					2,024
EUR | Foreign currency | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					359					545
EUR | Foreign currency | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					195					195
EUR | Foreign currency | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies | €					62					244
EUR | Foreign currency | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts | €					€ 953					€ 841
EUR | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		7,703,059					4,060,739
EUR | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		667,551					341,326
EUR | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		470,231					227,858
EUR | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		3,577,181					3,380,628
EUR | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		2,975,486					55,853
EUR | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		12,610					55,074
EUR | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		10,783,569					4,599,774
EUR | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		774					1,766
EUR | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		9,744,458					3,094,378
EUR | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		605,116					832,661
EUR | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		328,345					297,766
EUR | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		104,876					373,203
EUR | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		1,605,830					1,286,110
Others | Won equivalent | Total Asset
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		11,081,930					9,751,464
Others | Won equivalent | Cash and cash equivalents
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,504,069					1,123,728
Others | Won equivalent | Financial assets at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		298,686					20,087
Others | Won equivalent | Loans and other financial assets at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		7,721,655					7,584,236
Others | Won equivalent | Financial assets at FVTOCI
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		1,422,141					847,518
Others | Won equivalent | Securities at amortized cost
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial assets denominated in foregin currencies		135,379					175,895
Others | Won equivalent | Total Liability
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		8,751,914					9,622,498
Others | Won equivalent | Financial liabilities at FVTPL
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		138					751
Others | Won equivalent | Deposits due to customers
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		6,344,318					5,348,009
Others | Won equivalent | Borrowings
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		2,055,224					3,334,191
Others | Won equivalent | Debentures
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		0					446,349
Others | Won equivalent | Other financial liabilities
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Financial liabilities denominated in foregin currencies		352,234					493,198
Others | Won equivalent | Off-balance accounts
Financial statement lineitems with diffrences in reported amount and reporting currency denominated amounts [Line Items]
Off balance accounts		₩ 561,333					₩ 1,506,643